Stock-Based Compensation Plans (Other Values Related to Options) (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate intrinsic value of options exercised (1)	[1]	$ 0	$ 0	$ 173
Net cash proceeds from the exercise of stock options		0	0	2,080
Actual income tax benefit realized from stock option exercises		$ 0	$ 0	$ 63

[1]	The amount by which the closing price of our stock on the date of exercise exceeded the exercise price.